SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change In Non-Cash Operating Working Capital [Abstract]
Trade and other receivables	$ (5.4)	$ 15.6
Inventories	(53.1)	3.2
Prepaid expenses and other	(0.6)	(1.0)
Trade and other payables	(12.5)	26.0
Total change in non-cash operating working capital	(71.6)	43.8
OTHER NON-CASH ADJUSTMENTS
Unrealized gain on share purchase warrants	0.0	(1.2)
Unrealized (gain) loss on concentrate contracts	0.7	1.9
Equity settled share-based payment expense	2.7	5.7
Loss (gain) on disposal of assets	0.3	(0.3)
Settlement and (gain) loss on revaluation of gold price option contracts	4.8	6.5
Unrealized (gain) loss on gold stream obligation	(11.7)	21.8
Unrealized (gain) loss on copper forward contracts and copper price option contracts	(4.8)	4.4
Inventory write-downs	15.8	0.0
Revaluation of CSP's reclamation and closure cost obligation	1.0	0.0
Other non-cash adjustments	0.2	0.2
Total other non-cash adjustments	$ 9.0	$ 39.0